JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

August 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the J.P. Morgan Investor Funds listed on Appendix A do not differ from the Prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 262 (Amendment No. 263 under the Investment Company Act of 1940) filed electronically on July 28, 2017.

If you have any questions, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

August 3, 2017	JPMorgan Trust II

Appendix A

J.P. Morgan Investor Funds
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund